UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09147

Investment Company Act File Number

Eaton Vance Massachusetts Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Massachusetts Municipal Income Trust

February 28, 2018

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 144.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 6.1%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$910	$1,157,292
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	990	1,263,656

		$2,420,948

Education — 28.0%
Massachusetts Development Finance Agency, (Berklee College of Music), 5.00%, 10/1/46	$1,525	$1,712,468
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/34	1,665	1,829,718
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,080	1,161,821
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	856,633
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,099,430
Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	105	105,315
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	2,099,102
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,350	1,439,748
University of Massachusetts Building Authority, 5.00%, 11/1/39	750	831,682

		$11,135,917

Escrowed/Prerefunded — 12.7%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$40	$40,518
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	100	101,313
Massachusetts Development Finance Agency, (New England Conservatory of Music), Prerefunded to 7/1/18, 5.25%, 7/1/38	625	632,788
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 7.25%, 1/1/32	360	412,603
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), Prerefunded to 7/1/21, 5.50%, 7/1/31	525	587,328
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/22	500	520,285
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), Prerefunded to 5/1/19, 5.00%, 5/1/25	505	525,488
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,420	1,446,355
Newton, Prerefunded to 4/1/19, 5.00%, 4/1/36	750	778,763

		$5,045,441

General Obligations — 11.1%
Danvers, 5.25%, 7/1/36	$885	$979,315
Illinois, 5.00%, 11/1/22	1,000	1,053,860
Plymouth, 5.00%, 5/1/31	345	376,902
Plymouth, 5.00%, 5/1/32	315	343,926
Wayland, 5.00%, 2/1/33	510	549,780

Security	Principal Amount (000’s omitted)	Value
Wayland, 5.00%, 2/1/36	$770	$829,613
Winchester, 5.00%, 4/15/36	245	265,259

		$4,398,655

Hospital — 27.6%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/31	$1,000	$1,088,300
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	180	198,662
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	597,345
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	1,250	1,383,275
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/41	1,500	1,529,295
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	500	544,940
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	240	272,789
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 4.00%, 7/1/44	1,000	969,790
Massachusetts Development Finance Agency, (UMass Memorial Health Care Obligated Group), 5.50%, 7/1/31	30	32,567
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	1,210	1,275,655
Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	500	531,575
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,135	1,164,260
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	970	1,022,749
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	350	363,426

		$10,974,628

Housing — 6.4%
Massachusetts Housing Finance Agency, 3.50%, 12/1/37	$1,400	$1,370,572
Massachusetts Housing Finance Agency, 3.75%, 12/1/42	1,195	1,166,655

		$2,537,227

Industrial Development Revenue — 2.0%
Massachusetts Development Finance Agency, (Covanta Energy), (AMT), 4.875%, 11/1/27(1)	$800	$800,624

		$800,624

Insured-Education — 7.5%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,000	$1,300,700
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,687,550

		$2,988,250

Insured-Electric Utilities — 1.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$550	$531,867

		$531,867

Insured-Escrowed/Prerefunded — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/25	$335	$354,283

		$354,283

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 3.1%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,000	$1,240,060

		$1,240,060

Insured-Other Revenue — 2.0%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$779,508

		$779,508

Insured-Special Tax Revenue — 3.6%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	$1,000	$1,228,640
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	209,696

		$1,438,336

Insured-Student Loan — 0.4%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$145	$146,367

		$146,367

Insured-Transportation — 0.8%
Massachusetts Port Authority, (Bosfuel Project), (NPFG), (AMT), 5.00%, 7/1/32	$315	$315,740

		$315,740

Other Revenue — 5.2%
Massachusetts Development Finance Agency, (The Broad Institute, Inc.), 4.00%, 4/1/41	$1,000	$1,026,430
Massachusetts Development Finance Agency, (WGBH Educational Foundation), 4.00%, 1/1/35	1,000	1,048,890

		$2,075,320

Senior Living/Life Care — 4.5%
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	$125	$131,742
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000	1,062,530
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(1)	140	139,999
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(1)	475	452,789

		$1,787,060

Special Tax Revenue — 5.9%
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46	$1,500	$1,702,395
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/41	545	629,524

		$2,331,919

Student Loan — 3.4%
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	$1,405	$1,354,729

		$1,354,729

Transportation — 10.7%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,500	$1,576,845
Massachusetts Port Authority, 5.00%, 7/1/28	500	538,250
Massachusetts Port Authority, 5.00%, 7/1/34	670	717,905
Massachusetts Port Authority, 5.00%, 7/1/45	1,250	1,410,737

		$4,243,737

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 1.3%
Boston Water and Sewer Commission, Prerefunded to 11/1/19, 5.00%, 11/1/29	$495	$522,849

		$522,849

Total Tax-Exempt Municipal Securities — 144.5% (identified cost $54,434,404)		$57,423,465

Taxable Municipal Securities — 4.4%

Security	Principal Amount (000’s omitted)	Value
Education — 2.4%
Massachusetts College Building Authority, 3.609%, 5/1/38	$1,000	$949,400

		$949,400

Student Loan — 2.0%
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$740	$774,188

		$774,188

Total Taxable Municipal Securities — 4.4% (identified cost $1,726,931)		$1,723,588

Corporate Bonds & Notes — 2.0%

Security	Principal Amount (000’s omitted)	Value
Hospital — 2.0%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$804,323

Total Corporate Bonds & Notes — 2.0% (identified cost $835,000)		$804,323

Total Investments — 150.9% (identified cost $56,996,335)		$59,951,376

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (8.2)%		$(3,250,149)

Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (42.1)%		$(16,734,219)

Other Assets, Less Liabilities — (0.6)%		$(229,794)

Net Assets Applicable to Common Shares — 100.0%		$39,737,214

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2018, 13.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 6.2% of total investments.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2018, the aggregate value of these securities is $2,455,942 or 6.2% of the Trust’s net assets applicable to common shares.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust did not have any open derivative instruments at February 28, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2018, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$57,423,465	$—	$57,423,465
Taxable Municipal Securities	—	1,723,588	—	1,723,588
Corporate Bonds & Notes	—	804,323	—	804,323
Total Investments	$—	$59,951,376	$—	$59,951,376

The Trust held no investments or other financial instruments as of November 30, 2017 whose fair value was determined using Level 3 inputs. At February 28, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 26, 2018